Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Basic and diluted net income per ordinary share:
Allocation of income – basic	$ 1,699,000	$ 1,367,000	$ 9,761,000	$ 12,055,000	$ 3,736,000
Allocation of income – diluted	$ 1,699,000	$ 1,367,000	$ 9,761,000	$ 12,055,000	$ 3,736,000
Denominator:
Basic weighted average ordinary shares:	30,000,000	4,982,000	30,000,000	30,000,000	28,392,000
Basic net income per ordinary share	$ 0.06	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Diluted weighted average ordinary shares	30,000,000	4,982,000	30,000,000	30,000,000	28,392,000
Diluted net income per ordinary share	$ 0.06	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Class A [Member] | Previously Reported [Member]
Denominator:
Basic weighted average ordinary shares:					30,000,000
Diluted weighted average ordinary shares					30,000,000
Class B [Member]
Basic and diluted net income per ordinary share:
Allocation of income – basic	$ 425,000	$ 2,058,000	$ 2,440,000	$ 3,014,000	$ 969,000
Allocation of income – diluted	$ 425,000	$ 2,058,000	$ 2,440,000	$ 3,014,000	$ 969,000
Denominator:
Basic weighted average ordinary shares:	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Basic net income per ordinary share	$ 0.06	$ 0.27	$ 0.33	$ 0.4	$ 0.13
Diluted weighted average ordinary shares	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Diluted net income per ordinary share	$ 0.06	$ 0.27	$ 0.33	$ 0.4	$ 0.13